CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 44,970	$ 760,012
Prepaid and other current assets	60,374	457,605
Total Current Assets	105,344	1,217,617
Cash investments held in Trust Account	117,197,128	116,726,978
Total Assets	117,302,472	117,944,595
Current liabilities:
Accounts payable and accrued expenses	1,422,592	140,163
Income taxes payable	83,026
Advances from related parties	43,900	43,900
Total current liabilities	1,549,518	184,063
Deferred underwriting fee payable	4,370,000	4,370,000
Total Liabilities	5,919,518	4,554,063
Commitments and Contingencies
Common stock subject to redemption, of 11,500,000 shares issued and outstanding at redemption value of $10.17 and $10.15 per share, as of September 30, 2022 and December 31, 2021, respectively		116,725,000
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,432,000 shares issued and outstanding (excluding 11,500,000 shares subject to redemption)		344
Accumulated deficit	(5,587,024)	(3,334,812)
Total Stockholders' Deficit	(5,586,680)	(3,334,468)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	117,302,472	117,944,595
Common stock subject to not redemption
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,432,000 shares issued and outstanding (excluding 11,500,000 shares subject to redemption)	344	344
Common stock subject to redemption
Current liabilities:
Common stock subject to redemption, of 11,500,000 shares issued and outstanding at redemption value of $10.17 and $10.15 per share, as of September 30, 2022 and December 31, 2021, respectively	$ 116,969,634	$ 116,725,000